UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21563

Investment Company Act File Number

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Short Duration Diversified Income Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 54.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.6%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021	188	$189,572
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	366	353,700
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	805	804,655
Term Loan, 3.75%, Maturing June 4, 2021	322	321,499

		$1,669,426

Air Transport — 0.1%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019	450	$412,740

		$412,740

Automotive — 2.1%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020	78	$78,375
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019	613	616,025
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017	884	884,771
Term Loan, 3.25%, Maturing December 31, 2018	370	370,637
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021	569	569,962
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	173	173,893
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	668	662,124
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	958	964,173
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022	100	99,250
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020	177	178,323
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	425	425,852
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 24, 2022	225	226,195
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	604	605,015
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	102	102,211

		$5,956,806

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	391	$378,946

		$378,946

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	75	$76,125
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	150	147,750

		$223,875

Building and Development — 1.0%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	246	$245,574
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	200	199,749
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	98	97,759
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	1,044	1,041,423
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	50	50,344
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	495	492,899
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	165	165,720
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	354	355,430
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	125	125,625
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	92	92,296

		$2,866,819

Business Equipment and Services — 4.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	645	$646,827
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 15, 2022	100	100,425
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	517	465,358
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	148	147,723
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	619	616,387
ClientLogic Corporation
Term Loan, 7.54%, Maturing January 30, 2017	165	164,918
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	570	569,791
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	50	50,422
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	80	54,903
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	137	79,845
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	464	463,547
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	267	266,907
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020	137	136,744

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		60	$59,941
Term Loan, 4.00%, Maturing November 6, 2020		335	333,689
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		369	371,425
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		990	989,003
Informatica Corporation
Term Loan, Maturing May 29, 2022(2)		425	425,841
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		221	222,190
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	180	198,426
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		542	543,427
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		439	440,533
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		200	205,785
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		89	67,849
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		99	99,247
Term Loan, 4.50%, Maturing April 2, 2022		125	125,584
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		96	97,182
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		250	251,250
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		164	162,832
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		119	119,143
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		422	423,393
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		32	32,493
Term Loan, 4.00%, Maturing March 8, 2020		1,482	1,486,033
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		167	167,595
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		224	224,971
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		7	7,442
Term Loan, 4.25%, Maturing May 14, 2022		43	42,495
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		1,301	1,299,727

			$12,161,293

Cable and Satellite Television — 1.4%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing November 30, 2019		132	$131,982
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		734	733,410
Charter Communications Operating, LLC
Term Loan, Maturing January 20, 2023(2)		375	376,239
CSC Holdings, Inc.
Term Loan, 2.69%, Maturing April 17, 2020		310	308,987

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		172	$170,892
Term Loan, 3.75%, Maturing June 30, 2021		149	148,704
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021		74	74,512
Numericable Group SA
Term Loan, Maturing July 21, 2022(2)	EUR	125	137,384
Term Loan, Maturing July 27, 2022(2)		75	75,028
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		173	173,794
Term Loan, 4.50%, Maturing May 21, 2020		200	200,886
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		539	537,563
Term Loan, 4.25%, Maturing June 30, 2023	GBP	300	468,290
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	65	71,763
Term Loan, 3.75%, Maturing January 15, 2022	EUR	101	111,396
Term Loan, 3.75%, Maturing January 15, 2022	EUR	183	201,629

			$3,922,459

Chemicals and Plastics — 2.9%
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		59	$58,729
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		515	515,302
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		113	113,148
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 22, 2022		200	192,833
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		25	24,724
Term Loan, 4.50%, Maturing September 7, 2021		149	149,677
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		75	74,905
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		347	348,243
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		100	99,792
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		371	371,872
Huntsman International, LLC
Term Loan, 2.74%, Maturing April 19, 2017		1,485	1,485,123
Term Loan, 3.75%, Maturing August 12, 2021		373	372,969
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		1,334	1,335,453
Term Loan, 4.25%, Maturing March 31, 2022		125	125,133
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		49	49,329
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		246	247,582
Term Loan, 4.75%, Maturing June 7, 2020		124	125,123
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		238	240,278
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		99	99,498
Term Loan, 5.00%, Maturing July 25, 2021	EUR	199	219,938

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		123	$119,896
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		219	219,389
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		125	125,807
Solenis International L.P.
Term Loan, 4.50%, Maturing July 31, 2021	EUR	174	192,124
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		15	15,018
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		85	85,104
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		214	214,017
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		50	49,946
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		391	375,199
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		600	601,875
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		75	75,703

			$8,323,729

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, Maturing July 21, 2022(2)		300	$295,500

			$295,500

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		731	$687,301
Spectrum Brands, Inc.
Term Loan, 3.75%, Maturing June 9, 2022		386	388,379

			$1,075,680

Containers and Glass Products — 1.5%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		415	$415,360
Term Loan, 3.75%, Maturing January 6, 2021		797	799,305
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		299	301,951
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		50	49,376
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		433	434,925
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		1,492	1,501,802
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		390	389,470
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	300	329,990

			$4,222,179

Cosmetics/Toiletries — 0.3%
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		113	$112,826

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	218	$218,129
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	413	401,445

		$732,400

Drugs — 1.4%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019	73	$73,242
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020	119	120,531
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	396	395,187
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021	49	49,483
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021	272	271,563
Term Loan, 3.50%, Maturing March 19, 2021	223	223,700
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	1,037	1,037,363
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019	341	342,001
Term Loan, 3.50%, Maturing August 5, 2020	717	718,176
Term Loan, 4.00%, Maturing April 1, 2022	698	702,336

		$3,933,582

Ecological Services and Equipment — 0.2%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	383	$382,279
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	141	141,499

		$523,778

Electronics/Electrical — 4.9%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021	224	$191,973
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	144	144,114
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021	1,141	1,144,023
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021	123	122,820
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021	496	498,111
CommScope, Inc.
Term Loan, 3.25%, Maturing January 14, 2018	138	138,158
Term Loan, 3.75%, Maturing December 29, 2022	175	175,802
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	141	131,773
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020	1,097	1,098,241
Dell, Inc.
Term Loan, 3.75%, Maturing October 29, 2018	111	111,249
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021	54	54,483
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	146	146,450

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	141	$140,625
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020	365	366,576
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	1,151	1,157,516
GXS Group, Inc.
Term Loan, 3.25%, Maturing January 16, 2021	172	173,021
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	917	912,377
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	100	99,750
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	99	99,248
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	219	219,695
Term Loan, 5.25%, Maturing November 19, 2021	198	199,063
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	267	268,530
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	223	224,119
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	212	212,045
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	344	343,832
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	68	67,411
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	123	122,897
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	287	287,954
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	889	859,163
Sensata Technologies B.V.
Term Loan, 3.00%, Maturing October 14, 2021	197	197,774
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	37	37,786
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	75	75,666
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	396	386,265
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	109	108,594
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	220	221,039
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	64	64,494
Term Loan, 4.00%, Maturing July 8, 2022	388	391,262
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	149	149,243
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	96	95,639
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	161	162,327
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	814	817,919

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	127	$127,786
VeriFone, Inc.
Term Loan, 3.50%, Maturing July 8, 2021	495	490,359
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	565	565,769
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	400	405,191

		$14,008,132

Equipment Leasing — 0.3%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	425	$426,176
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	500	502,657

		$928,833

Financial Intermediaries — 2.5%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	130	$129,978
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	419	418,842
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	674	675,961
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	98	96,842
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2018	650	649,238
Term Loan, 3.69%, Maturing September 24, 2018	375	374,570
Term Loan, 3.94%, Maturing June 23, 2022	150	150,094
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,193	1,190,454
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	246	247,792
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	100	100,375
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	128	127,360
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	1,574	1,574,010
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	86	86,364
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	125	125,306
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	545	543,870
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	289	289,414
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	123	122,546
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	121	121,607
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	206	198,015

		$7,222,638

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 1.9%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		640	$642,248
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		243	243,781
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	125	138,172
Term Loan, 4.25%, Maturing July 23, 2021		375	375,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		167	167,136
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		123	119,739
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		94	94,498
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		148	148,310
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		866	866,355
Term Loan, 3.75%, Maturing September 18, 2020		295	295,023
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		888	885,702
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	399	440,461
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		224	225,326
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		123	122,774
Term Loan, 3.00%, Maturing April 29, 2020		605	604,840
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		199	198,947

			$5,568,312

Food Service — 1.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		924	$927,284
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		43	42,541
Term Loan, 3.69%, Maturing July 26, 2016		77	76,630
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		123	120,969
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		426	428,340
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		613	615,243
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		1,173	615,239

			$2,826,246

Food/Drug Retailers — 1.4%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019		223	$223,823
Term Loan, 5.00%, Maturing August 25, 2019		420	421,524
Term Loan, 5.50%, Maturing August 25, 2021		175	175,505
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		850	843,069
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		1,166	1,170,415

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	100	$101,187
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	982	986,755

		$3,922,278

Health Care — 5.5%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	50	$50,216
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	75	75,656
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	199	199,410
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)	325	326,669
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	218	217,854
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	544	546,204
Amsurg Corp.
Term Loan, 3.75%, Maturing July 16, 2021	99	99,356
Ardent Legacy Acquisitions, Inc.
Term Loan, Maturing July 21, 2021(2)	100	100,625
Ardent Medical Services, Inc.
Term Loan, 7.50%, Maturing July 2, 2018	272	272,603
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	150	150,186
Capella Healthcare, Inc.
Term Loan, 5.25%, Maturing December 31, 2021	149	149,996
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	99	98,750
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	171	171,649
Community Health Systems, Inc.
Term Loan, 3.53%, Maturing December 31, 2018	369	370,432
Term Loan, 3.75%, Maturing December 31, 2019	503	504,600
Term Loan, 4.00%, Maturing January 27, 2021	925	930,314
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022	50	50,354
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	90	89,620
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	199	198,500
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	545	546,429
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	400	401,550
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	397	397,951
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021	815	818,252
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021	50	50,266
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	311	312,497
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	195	192,441

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	533	$533,700
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	746	750,905
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	919	924,382
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	255	249,584
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	72	71,977
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(3)	866	359,494
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	107	84,039
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	78	61,096
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	99	99,059
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	445	446,439
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	296	291,723
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	545	541,812
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,331	1,333,355
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	75	75,609
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	486	488,518
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	351	351,391
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019	421	421,525
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	140	140,520
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018	217	217,607
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	125	125,938
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020	396	394,227
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	224	221,776
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019	316	315,597

		$15,822,653

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,255	$1,258,814
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020	233	233,719

		$1,492,533

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 1.6%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		542	$532,774
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		76	76,561
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		183	183,871
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		344	332,592
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		258	257,191
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		467	467,255
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		80	79,678
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		215	215,662
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		253	254,271
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		91	90,845
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		835	836,691
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		193	192,201
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		346	346,584
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		150	150,925
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	298	325,369
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		66	66,095
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	175	189,311

			$4,597,876

Insurance — 1.9%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		386	$386,474
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		903	913,485
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		1,617	1,624,150
Term Loan, Maturing July 22, 2022(2)		1,000	1,000,208
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		375	377,813
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		49	45,080
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		167	162,714
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		516	514,269
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		464	464,479

			$5,488,672

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Leisure Goods/Activities/Movies — 2.5%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	467	$469,596
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	440	441,193
Aufinco Pty Limited
Term Loan, 4.00%, Maturing May 29, 2020	74	73,592
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	641	643,318
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.25%, Maturing July 8, 2022	75	75,619
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	548	551,613
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	176	176,053
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	343	346,830
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	65	65,597
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	136	136,340
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	499	500,101
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	250	249,948
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	446	447,951
Regal Cinemas Corporation
Term Loan, 3.75%, Maturing April 1, 2022	1,173	1,180,390
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	219	220,449
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	536	522,026
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	320	319,452
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	212	162,447
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	172	170,513
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	561	556,601

		$7,309,629

Lodging and Casinos — 2.4%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	457	$459,004
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	521	521,307
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	150	151,844
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	89	89,262
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)	366	324,004
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	636	638,890

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020	98	$97,978
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020	500	502,500
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	1,916	1,922,293
La Quinta Intermediate Holdings, LLC
Term Loan, 4.00%, Maturing April 14, 2021	167	167,376
Las Vegas Sands, LLC
Term Loan, 3.25%, Maturing December 19, 2020	345	344,606
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019	488	486,637
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	111	111,225
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	98	98,373
RHP Hotel Properties L.P.
Term Loan, 3.50%, Maturing January 15, 2021	124	124,311
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	640	643,673
Term Loan, 6.00%, Maturing October 1, 2021	174	175,083

		$6,858,366

Nonferrous Metals/Minerals — 0.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	147	$101,575
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018	558	320,860
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	125	125,311
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	368	336,199
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	50	48,563
Term Loan, 7.50%, Maturing April 16, 2020	350	291,594
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	169	118,942
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	500	500,400
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	90	89,803
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	150	141,750

		$2,074,997

Oil and Gas — 2.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	221	$181,432
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	289	283,668
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	306	306,905
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	199	199,079
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	171	168,322
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	198	163,391

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	325	$323,731
Term Loan, 4.00%, Maturing December 2, 2019	570	570,285
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	197	181,264
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	173	131,856
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	1,435	1,392,576
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	99	99,607
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021(3)	149	97,885
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	175	50,641
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	839	630,905
Seventy Seven Operating, LLC
Term Loan, 3.75%, Maturing June 25, 2021	99	88,172
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	28	23,537
Term Loan, 4.25%, Maturing December 16, 2020	75	63,112
Term Loan, 4.25%, Maturing December 16, 2020	537	453,696
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	31	26,821
Term Loan, 4.25%, Maturing October 1, 2019	50	43,911
Term Loan, 4.25%, Maturing October 1, 2019	379	331,385
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	47	47,049
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	131	118,291

		$5,977,521

Publishing — 0.8%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	222	$223,426
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	926	658,216
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021	75	74,953
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	272	273,645
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	517	484,595
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	125	126,192
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	125	125,313
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	74	73,970
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	124	125,203
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	246	247,626

		$2,413,139

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio and Television — 1.2%
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	99	$98,707
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	50	49,935
Clear Channel Communications, Inc.
Term Loan, 7.69%, Maturing July 30, 2019	450	419,850
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	729	673,995
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020	123	124,073
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	259	260,628
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	126	126,776
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	143	143,765
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020	233	230,731
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	125	117,396
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,138	1,138,388

		$3,384,244

Retailers (Except Food and Drug) — 2.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019	337	$322,412
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	442	443,663
Burlington Coat Factory Warehouse Corporation
Term Loan, 4.25%, Maturing August 13, 2021	93	93,407
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020	367	365,878
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	119	115,437
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022	559	561,708
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	121	114,059
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	189	190,516
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	518	431,877
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	317	313,865
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	157	158,526
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,476	1,480,472
Term Loan, 4.00%, Maturing January 28, 2020	173	174,164
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020	761	759,721
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019	268	268,627
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017	726	728,012

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022	923	$927,354
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	99	98,629
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021	396	401,339
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	295	295,465

		$8,245,131

Steel — 0.6%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	1,690	$1,388,924
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	144	142,735
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	81	81,039
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(4)	74	31,166

		$1,643,864

Surface Transport — 0.2%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	341	$342,156
Kenan Advantage Group, Inc.
Term Loan, Maturing July 31, 2022(2)	10	9,622
Term Loan, Maturing July 31, 2022(2)	22	21,977
Term Loan, Maturing July 31, 2022(2)	69	68,901
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	272	256,627

		$699,283

Telecommunications — 1.3%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	75	$75,047
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,650	1,635,820
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	349	349,416
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	150	151,375
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	347	344,746
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	242	231,170
Term Loan, 4.00%, Maturing April 23, 2019	336	320,402
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	655	655,409
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	122	119,495

		$3,882,880

Utilities — 1.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	196	$194,571
Term Loan, 3.25%, Maturing January 31, 2022	74	72,952

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	170	$170,906
Term Loan, 3.50%, Maturing May 27, 2022	600	598,834
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	1,173	1,177,606
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	78	78,261
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	300	301,562
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	21	21,200
Term Loan, 5.00%, Maturing December 19, 2021	477	479,412
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	582	576,029
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021	99	97,758
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	50	50,625
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	272	274,334
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	569	569,916

		$4,663,966

Total Senior Floating-Rate Interests (identified cost $158,893,484)		$155,730,405

Collateralized Mortgage Obligations — 24.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$1,175	$1,335,657
Series 2167, Class BZ, 7.00%, 6/15/29	907	1,045,259
Series 2182, Class ZB, 8.00%, 9/15/29	1,523	1,826,981
Series 2631, (Interest Only), Class DS, 6.913%, 6/15/33(5)(6)	2,373	428,119
Series 2770, (Interest Only), Class SH, 6.913%, 3/15/34(5)(6)	2,783	581,476
Series 2981, (Interest Only), Class CS, 6.533%, 5/15/35(5)(6)	1,593	306,771
Series 3114, (Interest Only), Class TS, 6.463%, 9/15/30(5)(6)	4,019	674,653
Series 3339, (Interest Only), Class JI, 6.403%, 7/15/37(5)(6)	3,225	558,503
Series 4109, (Interest Only), Class ES, 5.963%, 12/15/41(5)(6)	1,986	88,454
Series 4163, (Interest Only), Class GS, 6.013%, 11/15/32(5)(6)	6,249	1,399,830
Series 4169, (Interest Only), Class AS, 6.063%, 2/15/33(5)(6)	3,952	800,383
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(6)	4,041	431,084
Series 4203, (Interest Only), Class QS, 6.063%, 5/15/43(5)(6)	4,160	875,493
Series 4273, Class PU, 4.00%, 11/15/43	1,591	1,617,776
Series 4316, (Interest Only), Class JS, 5.913%, 1/15/44(5)(6)	3,590	679,711
Series 4326, Class TS, 13.163%, 4/15/44(5)	1,414	1,562,293
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(6)	2,988	456,814
Series 4336, Class GU, 3.50%, 2/15/53	3,947	4,005,400
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(6)	3,180	522,741
Series 4443, Class ZJ, 3.00%, 9/15/44	104	104,944
Series 4450, Class DS, 5.719%, 9/15/44(5)	1,594	1,623,056
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(7)	3,006	2,789,030

		$23,714,428

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series 1989-89, Class H, 9.00%, 11/25/19	$41	$45,255
Series 1991-122, Class N, 7.50%, 9/25/21	187	206,125
Series 1993-84, Class M, 7.50%, 6/25/23	1,387	1,583,588
Series 1994-42, Class K, 6.50%, 4/25/24	440	486,471
Series 1997-28, Class ZA, 7.50%, 4/20/27	511	606,810
Series 1997-38, Class N, 8.00%, 5/20/27	475	556,679
Series 2004-46, (Interest Only), Class SI, 5.81%, 5/25/34(5)(6)	2,853	389,113
Series 2005-17, (Interest Only), Class SA, 6.51%, 3/25/35(5)(6)	2,058	397,211
Series 2006-8, (Principal Only), Class WQ, 0.00%, 3/25/36(7)	1,776	1,545,163
Series 2006-42, (Interest Only), Class PI, 6.40%, 6/25/36(5)(6)	3,659	661,431
Series 2006-44, (Interest Only), Class IS, 6.41%, 6/25/36(5)(6)	2,961	567,559
Series 2006-72, (Interest Only), Class GI, 6.39%, 8/25/36(5)(6)	5,383	931,855
Series 2007-50, (Interest Only), Class LS, 6.26%, 6/25/37(5)(6)	2,292	382,893
Series 2007-74, Class AC, 5.00%, 8/25/37	2,848	3,135,553
Series 2008-26, (Interest Only), Class SA, 6.01%, 4/25/38(5)(6)	3,740	658,846
Series 2008-29, (Interest Only), Class CI, 5.00%, 9/25/35(6)	2,014	114,217
Series 2008-61, (Interest Only), Class S, 5.91%, 7/25/38(5)(6)	4,815	843,749
Series 2010-99, (Interest Only), Class NS, 6.41%, 3/25/39(5)(6)	4,285	531,349
Series 2010-109, (Interest Only), Class PS, 6.41%, 10/25/40(5)(6)	6,019	1,086,064
Series 2010-119, (Interest Only), Class SK, 5.81%, 4/25/40(5)(6)	2,003	131,746
Series 2010-124, (Interest Only), Class SJ, 5.86%, 11/25/38(5)(6)	3,691	497,101
Series 2010-147, (Interest Only), Class KS, 5.76%, 1/25/41(5)(6)	7,296	1,012,229
Series 2010-150, (Interest Only), Class GS, 6.56%, 1/25/21(5)(6)	4,698	504,849
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(6)	7,570	291,677
Series 2011-22, (Interest Only), Class IC, 3.50%, 12/25/25(6)	6,753	662,936
Series 2011-49, Class NT, 6.00%, 6/25/41(5)	1,068	1,212,035
Series 2012-22, Class PS, 6.739%, 3/25/42(5)	603	605,008
Series 2012-52, (Interest Only), Class AI, 3.50%, 8/25/26(6)	8,122	689,643
Series 2012-56, (Interest Only), Class SU, 6.56%, 8/25/26(5)(6)	2,779	290,646
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(6)	6,866	808,965
Series 2012-103, (Interest Only), Class GS, 5.91%, 2/25/40(5)(6)	8,239	1,332,037
Series 2012-150, (Interest Only), Class PS, 5.96%, 1/25/43(5)(6)	7,887	1,598,269
Series 2012-150, (Interest Only), Class SK, 5.96%, 1/25/43(5)(6)	4,389	851,239
Series 2013-6, Class TA, 1.50%, 1/25/43	3,247	3,090,637
Series 2013-23, (Interest Only), Class CS, 6.06%, 3/25/33(5)(6)	3,925	850,441
Series 2013-54, (Interest Only), Class HS, 6.11%, 10/25/41(5)(6)	3,828	648,236
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(6)	2,316	414,745
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(6)	1,958	345,080
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	5,394	1,101,168
Series 2014-72, Class CS, 8.889%, 11/25/44(5)	1,209	1,226,212
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	3,919	714,268
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(6)	8,575	1,425,663
Series 2015-17, (Interest Only), Class SA, 6.01%, 11/25/43(5)(6)	8,836	1,433,479
Series 2015-42, Class SC, 7.952%, 5/25/45(5)	1,437	1,437,145
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(6)	4,952	864,982
Series G-33, Class PT, 7.00%, 10/25/21	287	304,880

		$39,075,247

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,302	$1,167,172
Series 2013-124, Class LS, 11.899%, 5/20/41(5)	84	85,367
Series 2014-117, Class HS, 31.296%, 8/20/44(5)	347	392,065
Series 2014-146, Class S, 5.868%, 10/20/44(5)	817	827,924

Security	Principal Amount (000’s omitted)	Value
Series 2015-72, Class ZN, 3.50%, 5/20/45	$2,719	$2,697,062
Series 2015-79, Class CS, 5.549%, 5/20/45(5)	1,981	1,989,238

		$7,158,828

Total Collateralized Mortgage Obligations (identified cost $69,410,191)		$69,948,503

Commercial Mortgage-Backed Securities — 7.5%

Security	Principal Amount (000’s omitted)	Value
COMM, Series 2014-KYO, Class D, 2.187%, 6/11/27(8)(9)	$1,000	$993,769
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	1,065	913,539
ESA, Series 2013-ESH7, Class D7, 4.036%, 12/5/31(8)(10)	1,080	1,097,842
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(8)	850	859,814
JPMBB, Series 2014-C19, Class D, 4.677%, 4/15/47(8)(10)	1,425	1,318,239
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(8)(10)	650	602,469
JPMBB, Series 2014-C22, Class D, 4.561%, 9/15/47(8)(10)	1,850	1,688,452
JPMBB, Series 2014-C23, Class D, 3.96%, 9/15/47(8)(10)	850	747,063
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(10)	246	248,105
JPMCC, Series 2011-C5, Class D, 5.323%, 8/15/46(8)(10)	1,850	1,969,746
JPMCC, Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	1,900	1,968,195
UBSC, Series 2011-C1, Class D, 5.888%, 1/10/45(8)(10)	2,000	2,235,085
UBSCM, Series 2012-C1, Class D, 5.542%, 5/10/45(8)(10)	2,000	2,117,321
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(8)(10)	1,250	1,261,411
WF-RBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(8)(10)	1,150	1,076,723
WFCM, Series 2010-C1, Class C, 5.582%, 11/15/43(8)(10)	500	555,368
WFCM, Series 2013-LC12, Class D, 4.30%, 7/15/46(8)(10)	2,000	1,911,367

Total Commercial Mortgage-Backed Securities (identified cost $20,906,763)		$21,564,508

Mortgage Pass-Throughs — 23.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.423%, with maturity at 2035(11)	$2,685	$2,865,778
2.878%, with maturity at 2035(11)	2,786	2,965,056
5.00%, with maturity at 2019	1,608	1,688,059
6.00%, with various maturities to 2029	2,153	2,450,037
6.15%, with maturity at 2027	853	977,194
6.50%, with various maturities to 2032	4,537	5,167,396
7.00%, with various maturities to 2036	3,902	4,550,276
7.50%, with maturity at 2024	1,271	1,454,822
8.00%, with various maturities to 2032	1,962	2,361,178
8.50%, with various maturities to 2031	2,096	2,485,958
9.00%, with maturity at 2031	202	243,963
9.50%, with various maturities to 2022	69	75,756
11.50%, with maturity at 2019	3	3,232

		$27,288,705

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
5.00%, with various maturities to 2040	$3,898	$4,325,202
5.339%, with maturity at 2037(11)	892	926,595
5.50%, with various maturities to 2033	2,499	2,816,088
6.00%, with maturity at 2023	1,598	1,774,699
6.32%, with maturity at 2032(11)	1,172	1,304,298
6.50%, with various maturities to 2036	5,874	6,731,185
7.00%, with various maturities to 2037	5,977	6,950,297
7.50%, with maturity at 2035	4,084	4,784,539
8.00%, with various maturities to 2034	1,077	1,255,788
8.50%, with various maturities to 2027	156	178,922
9.00%, with various maturities to 2029	447	518,318
10.00%, with various maturities to 2031	317	356,133

		$31,922,064

Government National Mortgage Association:
7.50%, with maturity at 2025	$1,919	$2,193,233
8.00%, with maturity at 2034	2,514	2,948,466
9.00%, with various maturities to 2026	1,217	1,459,007
9.50%, with maturity at 2025	129	147,017
11.00%, with maturity at 2018	39	41,610

		$6,789,333

Total Mortgage Pass-Throughs (identified cost $63,100,480)		$66,000,102

Asset-Backed Securities — 4.9%

Security	Principal Amount (000’s omitted)	Value
AH4R, Series 2014-SFR1, Class C, 2.00%, 6/17/31(8)(9)	$200	$199,652
AH4R, Series 2014-SFR1, Class D, 2.35%, 6/17/31(8)(9)	825	810,939
ARP, Series 2014-SFR1, Class C, 2.536%, 9/17/31(8)(9)	2,000	2,012,449
CAH, Series 2014-1A, Class C, 2.10%, 5/17/31(8)(9)	760	758,495
Centurion CDO IX Ltd., Series 2005-9A, Class D1, 5.039%, 7/17/19(8)(9)	500	487,453
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(8)	1,247	1,250,626
FKL, Series 2015-SFR1, Class A, 2.553%, 3/9/47(8)	514	511,650
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(8)(9)	550	544,045
Invitation Homes Trust, Series 2014-SFR1, Class D, 2.786%, 6/17/31(8)(9)	500	499,561
OMFIT, Series 2014-1A, Class A, 2.43%, 6/18/24(8)	700	702,534
OMFIT, Series 2014-1A, Class B, 3.24%, 6/18/24(8)	800	806,195
OMFIT, Series 2015-1A, Class B, 3.85%, 3/18/26(8)	800	819,856
SBY, Series 2014-1, Class C, 2.236%, 9/17/31(8)(9)	2,000	2,004,357
SCFT, Series 2014-AA, Class B, 4.61%, 10/25/27(8)	1,980	2,008,988
SRFC, Series 2014-1A, Class B, 2.42%, 3/20/30(8)	286	286,302
SRFC, Series 2015-1A, Class B, 3.05%, 3/22/32(8)	414	413,815

Total Asset-Backed Securities (identified cost $14,057,758)		$14,116,917

U.S. Government Agency Obligations — 0.5%

Security	Principal Amount (000’s omitted)		Value
Federal Farm Credit Bank:
3.25%, 7/1/30		$1,500	$1,500,558

Total U.S. Government Agency Obligations (identified cost $1,468,769)			$1,500,558

Corporate Bonds & Notes — 0.8%

Security	Principal Amount (000’s omitted)		Value
Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(8)		$163	$172,780

			$172,780

Food Products — 0.3%
Iceland Bondco PLC
4.834%, 7/15/20(8)(9)	GBP	750	$995,552

			$995,552

Health Care — 0.1%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		$425	$436,688

			$436,688

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)		$350	$292,250

			$292,250

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(8)		$471	$507,797

			$507,797

Total Corporate Bonds & Notes (identified cost $2,693,389)			$2,405,067

Foreign Corporate Bonds — 0.2%
Security	Principal Amount (000’s omitted)		Value
Supranational — 0.2%
International Bank for Reconstruction & Development
3.40%, 4/15/17(12)	UYU	18,245	$630,633

			$630,633

Total Foreign Corporate Bonds (identified cost $801,781)			$630,633

Foreign Government Bonds — 11.1%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 2.1%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	46,100	$603,590
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	23,600	321,475
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	50,000	680,230
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	60,000	819,286
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	107,500	1,477,271
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	15,700	216,790
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	20,000	276,842
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	30,000	412,981
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	29,900	412,478
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	27,400	383,423
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	8,400	117,275
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	19,400	272,948

Total Bangladesh			$5,994,589

Costa Rica — 0.2%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	255,000	$501,251

Total Costa Rica			$501,251

Dominican Republic — 2.0%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(8)	DOP	11,940	$280,017
Dominican Republic International Bond, 11.50%, 5/10/24(8)	DOP	15,000	355,042
Dominican Republic International Bond, 14.00%, 4/30/21(8)	DOP	6,700	171,021
Dominican Republic International Bond, 14.50%, 2/10/23(8)	DOP	1,800	47,804
Dominican Republic International Bond, 14.50%, 2/10/23(13)	DOP	21,000	557,717
Dominican Republic International Bond, 15.95%, 6/4/21(8)	DOP	9,000	251,142
Dominican Republic International Bond, 16.00%, 2/10/17(13)	DOP	108,800	2,644,203
Dominican Republic International Bond, 18.50%, 2/4/28(8)	DOP	800	25,538
Dominican Republic International Bond, 18.50%, 2/4/28(13)	DOP	42,400	1,353,508

Total Dominican Republic			$5,685,992

Iceland — 1.9%
Republic of Iceland, 6.25%, 2/5/20	ISK	231,085	$1,251,921
Republic of Iceland, 7.25%, 10/26/22	ISK	427,092	2,430,782
Republic of Iceland, 8.75%, 2/26/19	ISK	329,709	1,923,370

Total Iceland			$5,606,073

Philippines — 1.4%
Republic of the Philippines, 4.95%, 1/15/21	PHP	63,000	$1,447,643
Republic of the Philippines, 6.25%, 1/14/36	PHP	85,000	2,120,307
Republic of the Philippines, 9.125%, 9/4/16	PHP	14,990	352,489

Total Philippines			$3,920,439

Serbia — 0.9%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	82,900	$777,180
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	21,800	208,032
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	46,800	448,522
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	18,760	179,857
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	22,180	214,709
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	20,360	192,174
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	61,800	573,661

Total Serbia			$2,594,135

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 0.3%
Sri Lanka Government Bond, 8.50%, 11/1/15	LKR	124,130	$932,764

Total Sri Lanka			$932,764

Uruguay — 1.3%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	23,410	$818,753
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	33,164
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(12)	UYU	58,188	2,009,207
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	8,160	286,999
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	18,380	626,052

Total Uruguay			$3,774,175

Vietnam — 1.0%
Vietnam Government Bond, 5.60%, 4/15/16	VND	40,000,000	$1,842,717
Vietnam Government Bond, 7.60%, 10/31/16	VND	14,000,000	661,182
Vietnam Government Bond, 8.60%, 2/15/16	VND	5,159,800	241,196

Total Vietnam			$2,745,095

Total Foreign Government Bonds (identified cost $34,528,323)			$31,754,513

U.S. Treasury Obligations — 3.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Note, 1.75%, 5/15/22(14)		$10,000	$9,898,440

Total U.S. Treasury Obligations (identified cost $9,886,925)			$9,898,440

Common Stocks — 0.5%

Security	Shares		Value
Affinity Gaming, LLC(3)(15)(16)		23,498	$311,350
Buffets Restaurants Holdings, Inc.(3)(15)(16)		11,744	0
Dayco Products, LLC(3)(16)		8,898	364,818
Education Management Corp.(3)(15)(16)		955,755	25,805
ION Media Networks, Inc.(3)(16)		1,357	488,506
MediaNews Group, Inc.(3)(15)(16)		3,023	94,469

Total Common Stocks (identified cost $446,876)			$1,284,948

Convertible Preferred Stocks — 0.0%(17)

Security	Shares		Value
Education Management Corp., Series A-1, 7.50%(15)(16)		1,063	$29,233

Total Convertible Preferred Stocks (identified cost $75,023)			$29,233

Currency Call Options Purchased — 0.0%(17)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank, N.A.	INR	100,664	INR	67.79	7/4/16	$49,127

Total Currency Call Options Purchased (identified cost $50,579)							$49,127

Short-Term Investments — 7.8%

Foreign Government Securities — 4.6%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	58,940	$320,540
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	19,720	106,330

Total Iceland			$426,870

Lebanon — 2.3%
Lebanon Treasury Bill, 0.00%, 10/1/15	LBP	977,300	$644,077
Lebanon Treasury Bill, 0.00%, 11/26/15	LBP	179,400	117,404
Lebanon Treasury Bill, 0.00%, 12/10/15	LBP	8,902,040	5,814,499

Total Lebanon			$6,575,980

Sri Lanka — 2.1%
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	47,690	$350,160
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	88,150	643,429
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	9,860	71,796
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	50,440	364,150
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	53,530	386,032
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	93,730	675,160
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	56,580	407,083
Sri Lanka Treasury Bill, 0.00%, 3/25/16	LKR	135,720	974,198
Sri Lanka Treasury Bill, 0.00%, 4/15/16	LKR	313,360	2,241,283

Total Sri Lanka			$6,113,291

Total Foreign Government Securities (identified cost $13,146,446)			$13,116,141

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/15/15(14)		$3,000	$2,999,787

Total U.S. Treasury Obligations (identified cost $2,999,938)			$2,999,787

Other — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(18)	$6,186	$6,185,834

Total Other (identified cost $6,185,834)		$6,185,834

Total Short-Term Investments (identified cost $22,332,218)		$22,301,762

Total Investments — 138.3% (identified cost $398,652,559)		$397,214,716

Other Assets, Less Liabilities — (38.3)%		$(109,984,118)

Net Assets — 100.0%		$287,230,598

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AH4R	-	American Homes 4 Rent

ARP	-	American Residential Properties Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DIP	-	Debtor In Possession

DNKN	-	DB Master Finance LLC

ESA	-	Extended Stay America Trust

FKL	-	FirstKey Lending Trust

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

OMFIT	-	OneMain Financial Issuance Trust

PIK	-	Payment In Kind

SBY	-	Silver Bay Realty Trust

SCFT	-	SpringCastle Funding Trust

SRFC	-	Sierra Receivables Funding Co., LLC

UBSC	-	UBS-Citigroup Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BDT	-	Bangladesh Taka

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $38,240,013 or 13.3% of the Fund’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(11)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $4,555,428 or 1.6% of the Fund’s net assets.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(15)	Non-income producing.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Amount is less than 0.05%.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $9,525.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 3,796,000	United States Dollar 1,118,444	Morgan Stanley & Co. International PLC	$9,782	$—	$9,782
8/4/15	Brazilian Real 3,796,000	United States Dollar 1,114,831	Standard Chartered Bank	6,170	—	6,170
8/4/15	Euro 5,999,987	Polish Zloty 24,896,948	BNP Paribas	10,799	—	10,799
8/4/15	Euro 193,427	Polish Zloty 800,000	Standard Chartered Bank	—	(348)	(348)
8/4/15	Polish Zloty 25,696,948	Euro 6,198,757	JPMorgan Chase Bank, N.A.	—	(4,583)	(4,583)
8/4/15	United States Dollar 1,170,593	Brazilian Real 3,796,000	Morgan Stanley & Co. International PLC	—	(61,932)	(61,932)
8/4/15	United States Dollar 1,118,444	Brazilian Real 3,796,000	Standard Chartered Bank	—	(9,783)	(9,783)
8/4/15	United States Dollar 300,631	Philippine Peso 13,440,000	Australia and New Zealand Banking Group Limited	—	(6,772)	(6,772)
8/4/15	United States Dollar 299,512	Philippine Peso 13,390,000	Nomura International PLC	—	(6,747)	(6,747)
8/18/15	Euro 3,951,534	Swedish Krona 36,766,000	BNP Paribas	—	(77,673)	(77,673)
8/18/15	Swedish Krona 24,407,000	Euro 2,603,218	BNP Paribas	29,599	—	29,599
8/18/15	United States Dollar 1,002,027	Chilean Peso 605,124,000	BNP Paribas	—	(105,708)	(105,708)
8/19/15	United States Dollar 2,294,606	Mexican Peso 34,707,060	Morgan Stanley & Co. International PLC	—	(142,911)	(142,911)
8/19/15	United States Dollar 2,277,095	Mexican Peso 34,457,000	Standard Chartered Bank	—	(140,902)	(140,902)
8/24/15	United States Dollar 2,997,273	Yuan Renminbi Offshore 18,682,000	BNP Paribas	648	—	648
8/26/15	Euro 287,450	Serbian Dinar 36,670,000	Citibank, N.A.	18,730	—	18,730
8/26/15	Euro 4,302,835	United States Dollar 4,789,722	Bank of America, N.A.	62,857	—	62,857
8/26/15	United States Dollar 284,393	Euro 255,426	BNP Paribas	—	(3,796)	(3,796)
8/31/15	Euro 2,263,829	United States Dollar 2,467,483	Goldman Sachs International	—	(19,595)	(19,595)
8/31/15	Euro 298,500	United States Dollar 331,518	State Street Bank and Trust Company	3,581	—	3,581
8/31/15	Euro 124,688	United States Dollar 137,893	State Street Bank and Trust Company	910	—	910
9/4/15	Euro 2,679,196	British Pound Sterling 1,941,000	Standard Chartered Bank	86,931	—	86,931
9/8/15	United States Dollar 1,212,624	Philippine Peso 54,773,000	BNP Paribas	—	(16,543)	(16,543)
9/9/15	Euro 146,446	United States Dollar 163,671	Goldman Sachs International	2,763	—	2,763

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 5,399,910	United States Dollar 6,025,328	Standard Chartered Bank	$92,170	$—	$92,170
9/9/15	Euro 254,690	United States Dollar 286,379	Standard Chartered Bank	6,538	—	6,538
9/9/15	United States Dollar 481,873	Indian Rupee 31,281,000	Bank of America, N.A.	4,171	—	4,171
9/9/15	United States Dollar 3,039,844	Indian Rupee 196,798,000	BNP Paribas	18,001	—	18,001
9/9/15	United States Dollar 544,569	Indian Rupee 35,351,000	BNP Paribas	4,714	—	4,714
9/14/15	Euro 967,000	United States Dollar 1,087,062	Citibank, N.A.	24,491	—	24,491
9/14/15	United States Dollar 314,003	New Turkish Lira 875,000	BNP Paribas	—	(1,992)	(1,992)
9/14/15	United States Dollar 2,051,646	New Turkish Lira 5,743,000	BNP Paribas	—	(3,787)	(3,787)
9/14/15	United States Dollar 1,963,136	New Turkish Lira 5,458,500	BNP Paribas	—	(16,725)	(16,725)
9/14/15	United States Dollar 690,037	Singapore Dollar 935,000	Barclays Bank PLC	—	(9,323)	(9,323)
9/14/15	United States Dollar 2,207,141	Singapore Dollar 3,020,000	Standard Chartered Bank	—	(8,470)	(8,470)
9/14/15	United States Dollar 3,781,005	Yuan Renminbi Offshore 23,612,000	Bank of America, N.A.	1,640	—	1,640
9/17/15	United States Dollar 3,522,172	Chilean Peso 2,254,542,290	BNP Paribas	—	(192,150)	(192,150)
9/18/15	Euro 3,732,383	Norwegian Krone 32,787,000	BNP Paribas	—	(91,633)	(91,633)
9/21/15	United States Dollar 1,422,343	Mauritian Rupee 52,200,000	Standard Chartered Bank	49,029	—	49,029
9/22/15	United States Dollar 3,618,570	British Pound Sterling 2,275,000	Standard Chartered Bank	—	(67,033)	(67,033)
9/28/15	United States Dollar 913,284	Uruguayan Peso 24,750,000	HSBC Bank USA, N.A.	—	(56,049)	(56,049)
9/29/15	Euro 2,362,485	Romanian Leu 10,557,472	BNP Paribas	32,318	—	32,318
9/30/15	British Pound Sterling 953,438	United States Dollar 1,499,958	Goldman Sachs International	11,611	—	11,611
10/1/15	United States Dollar 4,248,366	Colombian Peso 11,270,916,000	BNP Paribas	—	(347,901)	(347,901)
10/2/15	United States Dollar 1,091,746	Brazilian Real 3,796,000	Standard Chartered Bank	—	(5,542)	(5,542)
10/8/15	United States Dollar 899,484	Azerbaijani Manat 732,000	ICBC Standard Bank plc	—	(212,805)	(212,805)
10/13/15	Euro 549,381	Serbian Dinar 71,914,000	Citibank, N.A.	49,331	—	49,331
10/13/15	Euro 67,310	Serbian Dinar 8,784,000	Deutsche Bank AG	5,800	—	5,800
10/14/15	Euro 1,229,560	United States Dollar 1,362,210	BNP Paribas	10,507	—	10,507
10/26/15	United States Dollar 648,999	Uruguayan Peso 18,000,000	HSBC Bank USA, N.A.	—	(31,003)	(31,003)
10/27/15	United States Dollar 2,054,443	Indian Rupee 132,694,000	Deutsche Bank AG	—	(7,875)	(7,875)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/28/15	United States Dollar 588,637	Zambian Kwacha 4,741,000	Standard Chartered Bank	$6,178	$—	$6,178
11/3/15	Euro 6,174,628	Polish Zloty 25,696,948	JPMorgan Chase Bank, N.A.	4,323	—	4,323
11/3/15	United States Dollar 588,609	Zambian Kwacha 4,719,000	Standard Chartered Bank	1,462	—	1,462
11/3/15	United States Dollar 588,747	Zambian Kwacha 4,669,000	Standard Chartered Bank	—	(4,928)	(4,928)
11/6/15	United States Dollar 450,677	Zambian Kwacha 3,577,000	Standard Chartered Bank	—	(4,122)	(4,122)
11/6/15	United States Dollar 654,665	Zambian Kwacha 5,096,000	Standard Chartered Bank	—	(18,478)	(18,478)
12/16/15	United States Dollar 555,629	Zambian Kwacha 4,395,300	Standard Chartered Bank	—	(17,551)	(17,551)
1/13/16	New Turkish Lira 817,000	United States Dollar 296,450	BNP Paribas	14,569	—	14,569
1/13/16	New Turkish Lira 1,248,320	United States Dollar 443,374	BNP Paribas	12,680	—	12,680
1/13/16	New Turkish Lira 461,000	United States Dollar 169,348	BNP Paribas	10,295	—	10,295
1/13/16	New Turkish Lira 937,000	United States Dollar 343,977	Standard Chartered Bank	20,694	—	20,694
1/13/16	United States Dollar 1,090,107	New Turkish Lira 2,674,000	Bank of America, N.A.	—	(167,527)	(167,527)
1/13/16	United States Dollar 323,293	New Turkish Lira 789,320	Deutsche Bank AG	—	(50,963)	(50,963)
1/29/16	Euro 2,525,943	Serbian Dinar 323,446,991	Citibank, N.A.	113,023	—	113,023
1/29/16	Euro 9,702	Serbian Dinar 1,230,075	Citibank, N.A.	324	—	324
1/29/16	Euro 246,246	Serbian Dinar 30,830,000	Deutsche Bank AG	4,736	—	4,736
1/29/16	Euro 5,012	Serbian Dinar 635,000	Deutsche Bank AG	164	—	164
2/10/16	United States Dollar 560,474	Zambian Kwacha 4,497,800	Citibank, N.A.	—	(24,244)	(24,244)
3/10/16	United States Dollar 283,155	Zambian Kwacha 2,310,000	Standard Chartered Bank	—	(11,048)	(11,048)
3/14/16	United States Dollar 270,043	Zambian Kwacha 2,213,000	ICBC Standard Bank plc	—	(9,790)	(9,790)
3/14/16	United States Dollar 1,137,077	Zambian Kwacha 9,415,000	Standard Chartered Bank	—	(29,858)	(29,858)
3/24/16	United States Dollar 505,214	Zambian Kwacha 4,253,900	Barclays Bank PLC	—	(6,998)	(6,998)

				$731,539	$(1,995,088)	$(1,263,549)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	80,000	Pays	6-month HUF BUBOR	5.12%	1/16/17	$22,513
LCH.Clearnet	HUF	80,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(36,630)

							$(14,117)

HUF	-	Hungarian Forint

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	HUF	139,000	Pays	6-month HUF BUBOR	5.13%	12/21/16	$39,290
Bank of America, N.A.	PLN	838	Pays	6-month PLN WIBOR	4.34	7/30/17	10,977
Bank of America, N.A.	PLN	838	Receives	6-month PLN WIBOR	3.35	7/30/17	(6,708)
Bank of America, N.A.	PLN	2,560	Pays	6-month PLN WIBOR	3.83	11/14/17	46,586
Bank of America, N.A.	PLN	2,560	Receives	6-month PLN WIBOR	3.61	11/14/17	(42,126)
Bank of America, N.A.	PLN	2,900	Receives	6-month PLN WIBOR	3.52	11/16/17	(45,581)
Barclays Bank PLC	PLN	2,900	Pays	6-month PLN WIBOR	3.81	11/16/17	52,345
Barclays Bank PLC	PLN	4,890	Pays	6-month PLN WIBOR	3.82	11/19/17	88,694
Barclays Bank PLC	PLN	4,890	Receives	6-month PLN WIBOR	3.53	11/19/17	(77,202)
BNP Paribas	PLN	2,147	Pays	6-month PLN WIBOR	4.25	8/7/17	47,153
BNP Paribas	PLN	2,147	Receives	6-month PLN WIBOR	3.60	8/7/17	(36,195)
BNP Paribas	PLN	400	Pays	6-month PLN WIBOR	3.85	11/13/17	7,361
BNP Paribas	PLN	400	Receives	6-month PLN WIBOR	3.38	11/13/17	(5,896)
Citibank, N.A.	PLN	2,130	Pays	6-month PLN WIBOR	3.82	11/19/17	38,484
Citibank, N.A.	PLN	2,130	Receives	6-month PLN WIBOR	3.60	11/19/17	(34,829)
Deutsche Bank AG	PLN	550	Pays	6-month PLN WIBOR	3.79	11/16/17	9,841
Deutsche Bank AG	PLN	550	Receives	6-month PLN WIBOR	3.60	11/16/17	(9,014)
JPMorgan Chase Bank, N.A.	HUF	139,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(61,280)
JPMorgan Chase Bank, N.A.	HUF	82,000	Pays	6-month HUF BUBOR	5.09	1/20/17	22,962
JPMorgan Chase Bank, N.A.	HUF	82,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(38,418)

							$6,444

HUF	-	Hungarian Forint

PLN	-	Polish Zloty

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
China	Bank of America, N.A.	$500	1.00	%(1)	3/20/17	$(5,441)	$(4,883)	$(10,324)
China	Barclays Bank PLC	863	1.00	(1)	3/20/17	(9,390)	(7,670)	(17,060)
China	Deutsche Bank AG	316	1.00	(1)	3/20/17	(3,438)	(2,669)	(6,107)
China	Deutsche Bank AG	369	1.00	(1)	3/20/17	(4,015)	(3,117)	(7,132)
Croatia	BNP Paribas	870	1.00	(1)	12/20/17	16,541	(27,987)	(11,446)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	28,519	(47,677)	(19,158)
Egypt	Bank of America, N.A.	1,400	1.00	(1)	9/20/15	322	(1,836)	(1,514)
Egypt	Citibank, N.A.	300	1.00	(1)	6/20/20	28,050	(16,258)	11,792
Egypt	Deutsche Bank AG	350	1.00	(1)	6/20/20	32,725	(19,057)	13,668
Egypt	Deutsche Bank AG	300	1.00	(1)	6/20/20	28,050	(14,456)	13,594
Egypt	Deutsche Bank AG	300	1.00	(1)	6/20/20	28,050	(16,357)	11,693
Guatemala	Citibank, N.A.	1,286	1.00	(1)	9/20/20	118,578	(50,755)	67,823
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
Thailand	Barclays Bank PLC	1,900	0.97		9/20/19	(11,749)	—	(11,749)
Thailand	Citibank, N.A.	900	0.95		9/20/19	(4,824)	—	(4,824)
Tunisia	Barclays Bank PLC	350	1.00	(1)	9/20/17	7,760	(13,758)	(5,998)
Tunisia	Citibank, N.A.	360	1.00	(1)	9/20/17	7,982	(14,830)	(6,848)
Tunisia	Deutsche Bank AG	500	1.00	(1)	6/20/17	9,232	(14,940)	(5,708)
Tunisia	Goldman Sachs International	300	1.00	(1)	9/20/17	6,652	(10,409)	(3,757)
Tunisia	Nomura International PLC	400	1.00	(1)	12/20/17	10,958	(19,551)	(8,593)

						$328,813	$(371,260)	$(42,447)

*	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate swaps to enhance total return and to seek to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$367,670	$(38,857)

		$367,670	$(38,857)

Foreign Exchange	Currency Options Purchased	$49,127	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	731,539	(1,995,088)

		$780,666	$(1,995,088)

Interest Rate	Interest Rate Swaps (Centrally Cleared)	$22,513	$(36,630)
Interest Rate	Interest Rate Swaps	363,693	(357,249)

Total		$386,206	$(393,879)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$400,241,718

Gross unrealized appreciation	$8,297,858
Gross unrealized depreciation	(11,324,860)

Net unrealized depreciation	$(3,027,002)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$155,174,011	$556,394	$155,730,405
Collateralized Mortgage Obligations	—	69,948,503	—	69,948,503
Commercial Mortgage-Backed Securities	—	21,564,508	—	21,564,508
Mortgage Pass-Throughs	—	66,000,102	—	66,000,102
Asset-Backed Securities	—	14,116,917	—	14,116,917
U.S. Government Agency Obligations	—	1,500,558	—	1,500,558
Corporate Bonds & Notes	—	2,405,067	—	2,405,067
Foreign Corporate Bonds	—	630,633	—	630,633
Foreign Government Bonds	—	31,754,513	—	31,754,513
U.S. Treasury Obligations	—	9,898,440	—	9,898,440
Common Stocks	—	—	1,284,948	1,284,948
Convertible Preferred Stocks	—	29,233	—	29,233
Currency Call Options Purchased	—	49,127	—	49,127
Short-Term Investments —
Foreign Government Securities	—	13,116,141	—	13,116,141
U.S. Treasury Obligations	—	2,999,787	—	2,999,787
Other	—	6,185,834	—	6,185,834
Total Investments	$—	$395,373,374	$1,841,342	$397,214,716
Forward Foreign Currency Exchange Contracts	$—	$731,539	$—	$731,539
Swap Contracts	—	753,876	—	753,876
Total	$—	$396,858,789	$1,841,342	$398,700,131

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,995,088)	$—	$(1,995,088)
Swap Contracts	—	(432,736)	—	(432,736)
Total	$—	$(2,427,824)	$—	$(2,427,824)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015